Net Foreign Exchange Loss - Summary of Net Foreign Exchange Loss (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Net Foreign Exchange Loss Gain [Abstract]
Net foreign exchange (loss)/gain	$ 1,334	$ 107	$ 489
Total net foreign exchange loss	$ 1,334	$ 107	$ 489